UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/2013

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus

Conservative

Allocation Fund

ANNUAL REPORT August 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Conservative Allocation Fund, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities fared quite well over the past year, weathering periodic bouts of volatility after setting new record highs in the spring for many broad measures of stock market performance. Low interest rates, muted inflationary pressures, and a strong U.S. dollar helped fuel the market’s gains, as did a declining unemployment rate, rebounding housing markets, and increased production of domestic oil and natural gas.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate.We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion, particularly in interest rate-sensitive industry groups. For information on how these developments may affect your investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
September 16, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through August 31, 2013, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the 12-month period ended August 31, 2013, Dreyfus Conservative Allocation Fund produced a total return of 5.19%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 18.70% for the same period.The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays U.S. Aggregate Bond Index, and this blended index returned 6.00% for the same period.2

U.S. stocks rallied over much of the reporting period, and bonds generally lost a degree of value as investors responded to improving economic data. The fund modestly underperformed its blended benchmark, mainly due to shortfalls in Dreyfus Appreciation Fund and Dreyfus International Stock Fund.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Equity Market’s Gains

The reporting period began near the outset of a sustained rally among stocks and higher yielding bonds as investors responded positively to improved U.S. employment and housing market data. In addition, investors were encouraged by an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”), including the launch of a new round of quantitative easing. Improving conditions in overseas markets also contributed to greater investor optimism.

Economic data remained favorable, and stocks generally continued to rally, through the spring of 2013. By mid-May, several broad measures of stock market performance reached new record highs. In late May, remarks by Fed chairman Ben Bernanke were interpreted as a signal that U.S. monetary policymakers were likely to back away from their quantitative easing program sooner than expected. Consequently, most financial markets encountered heightened volatility in June, erasing some of the stock market’s previous gains and causing bonds to lose value. Financial markets generally stabilized in July and August when investors returned their focus to company and market fundamentals.

Fund Participated Substantially in Market’s Gains

Although the fund participated significantly in the blended benchmark’s gains, relative performance was constrained by Dreyfus Appreciation Fund, where a high-quality bias and disappointing security selections in the energy sector hurt results. Dreyfus International Stock Fund also lagged market averages, due mainly to shortfalls in China and underweighted exposure to Europe. A mildly overweighted position and poor stock selections in the emerging markets also hurt relative performance.

The fund achieved better results from its modest emphasis on stocks over bonds throughout the reporting period. Positions in small- and mid-cap stocks were particularly helpful. The fund received especially positive contributions from Dreyfus Opportunistic Midcap Value Fund, which achieved above-average results in the financials sector, and Dreyfus StrategicValue Fund, which was bolstered by successful security selections in the financials and energy sectors.

Within the fund’s bond component, relatively strong results from Dreyfus Intermediate-Term Income Fund were largely offset by the underperformance of Dreyfus Bond Market Index Fund.

4

The Dreyfus Investment Committee made three tactical changes to the fund’s investment allocations during the reporting period. In December, we shifted assets from Dreyfus Global Absolute Return Fund into Dreyfus Short-Intermediate Government Bond and Dreyfus Mid-Cap Index Fund.This move generally contributed positively to relative performance. In February, we shifted assets from an S&P 500 Index Fund to Dreyfus Disciplined Stock Fund, believing that active management should provide higher returns. In June, we reduced the fund’s position in Dreyfus Research Growth Fund and added to Global REITS, reflecting an improved outlook for housing markets.

Maintaining a Constructive Posture

Europe’s financial troubles have eased, and the U.S. economy has continued to grow. These developments generally portend well for stocks, reinforcing our confidence in the fund’s current bias toward equities. At the same time, we are aware of recently increased stock valuations and geopolitical risks in various regions of the world.We are carefully watching these and other developments in domestic and global markets, and we stand prepared to adjust the fund’s holdings as warranted.

September 16, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment
Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

Years Ended 8/31

Comparison of change in value of $10,000 investment in Dreyfus Conservative Allocation Fund with the Standard & Poor’s 500 Composite Stock Price Index and the Customized Blended Index

Average Annual Total Returns as of 8/31/13
	Inception			From
	Date	1	Year	Inception
Fund	10/1/09	5.19%		6.77%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	18.70%		14.13	%††
Customized Blended Index	9/30/09	6.00%		8.18	%††

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Conservative Allocation Fund on 10/1/09
(inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite
Stock Price Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is
calculated on a year-to-date basis.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 40% and the Barclays U.S.Aggregate Bond Index (the “Barclays Index”), 60%.
The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

† † For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013

Expenses paid per $1,000†	$1.21
Ending value (after expenses)	$1,006.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

Expenses paid per $1,000†	$1.22
Ending value (after expenses)	$1,024.00

† Expenses are equal to the fund's annualized expense ratio of .24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

August 31, 2013

Registered Investment Companies—100.2%		Shares		Value ($)
Dreyfus Appreciation Fund, Investor Shares		31,320	[a]	1,476,755
Dreyfus Bond Market Index Fund, BASIC Shares		536,975	[a]	5,632,868
Dreyfus Disciplined Stock Fund		24,340	[a]	900,580
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I		111,106	[a]	1,503,270
Dreyfus Emerging Markets Fund, Cl. I		69,965	[a]	626,185
Dreyfus Global Real Estate Securities Fund, Cl. I		79,763	[a]	634,117
Dreyfus High Yield Fund, Cl. I		266,999	[a]	1,756,851
Dreyfus Intermediate Term Income Fund, Cl. I		403,178	[a]	5,442,901
Dreyfus International Bond Fund, Cl. I		95,930	[a]	1,571,338
Dreyfus International Equity Fund, Cl. I		8,296	[a]	261,076
Dreyfus International Stock Index Fund		26,909	[a]	416,553
Dreyfus International Value Fund, Cl. I		20,147	[a]	231,897
Dreyfus MidCap Index Fund		4,532	[a]	152,991
Dreyfus Opportunistic Midcap Value Fund, Cl. I		13,881	[a]	529,150
Dreyfus Research Growth Fund, Cl. Z		141,401	[a]	1,705,293
Dreyfus Short-Intermediate Government Fund		18,985	[a]	198,957
Dreyfus Small Cap Stock Index Fund		20,162	[a]	534,101
Dreyfus Strategic Value Fund, Cl. I		38,221	[a]	1,427,932
Dreyfus Structured Midcap Fund, Cl. I		19,048	[a]	512,379
Dreyfus U.S. Equity Fund, Cl. I		74,556	[a]	1,333,805
Dreyfus/Newton International Equity Fund, Cl. I		22,733	[a]	430,333
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I		30,561	[a]	552,538
International Stock Fund, Cl. I		22,797	[a]	336,711

Total Investments (cost $26,660,369)		100.2%		28,168,581
Liabilities, Less Cash and Receivables		(.2%)		(52,248)
Net Assets		100.0%		28,116,333

a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Mutual Funds: Domestic	78.8	Mutual Funds: Foreign		21.4
				100.2
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(c)	26,660,369	28,168,581
Cash		374
Receivable for shares of Capital Stock subscribed		26
Prepaid expenses		4,886
		28,173,867
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		7,776
Accrued expenses		49,758
		57,534
Net Assets ($)		28,116,333
Composition of Net Assets ($):
Paid-in capital		26,236,614
Accumulated undistributed investment income—net		264,637
Accumulated net realized gain (loss) on investments		106,870
Accumulated net unrealized appreciation
(depreciation) on investments		1,508,212
Net Assets ($)		28,116,333
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,890,621
Net Asset Value, offering and redemption price per share ($)		14.87

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Year Ended August 31, 2013

Investment Income ($):
Income:
Cash dividends from affiliated issuers	571,190
Expenses:
Shareholder servicing costs—Note 3(b)	75,623
Professional fees	42,348
Registration fees	18,319
Prospectus and shareholders' reports	10,830
Custodian fees—Note 3(b)	2,554
Directors' fees and expenses—Note 3(c)	1,984
Miscellaneous	15,756
Total Expenses	167,414
Less—reduction in expenses due to undertaking—Note 3(a)	(81,013)
Less—waiver of shareholder servicing fees—Note 3(b)	(8,554)
Less—reduction in fees due to earnings credits—Note 3(b)	(77)
Net Expenses	77,770
Investment Income—Net	493,420
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(59,494)
Capital gain distributions from affiliated issuers	405,080
Net Realized Gain (Loss)	345,586
Net unrealized appreciation (depreciation) on investments in affiliated issuers	304,409
Net Realized and Unrealized Gain (Loss) on Investments	649,995
Net Increase in Net Assets Resulting from Operations	1,143,415

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2013	2012
Operations ($):
Investment income—net	493,420	310,032
Net realized gain (loss) on
investments in affiliated issuers	345,586	111,553
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	304,409	884,774
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,143,415	1,306,359
Dividends to Shareholders from ($):
Investment income—net	(441,100)	(333,599)
Net realized gain on investments	(162,672)	(90,661)
Total Dividends	(603,772)	(424,260)
Capital Stock Transactions ($):
Net proceeds from shares sold	9,191,156	5,659,094
Dividends reinvested	583,262	406,145
Cost of shares redeemed	(3,007,506)	(3,015,029)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	6,766,912	3,050,210
Total Increase (Decrease) in Net Assets	7,306,555	3,932,309
Net Assets ($):
Beginning of Period	20,809,778	16,877,469
End of Period	28,116,333	20,809,778
Undistributed investment income—net	264,637	139,745
Capital Share Transactions (Shares):
Shares sold	618,415	405,840
Shares issued for dividends reinvested	40,253	29,923
Shares redeemed	(201,362)	(215,978)
Net Increase (Decrease) in Shares Outstanding	457,306	219,785
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.52	13.91	12.99	12.50
Investment Operations:
Investment income—net[b]	.30	.23	.25	.20
Net realized and unrealized
gain (loss) on investments	.45	.71	1.00	.41
Total from Investment Operations	.75	.94	1.25	.61
Distributions:
Dividends from investment income—net	(.29)	(.26)	(.28)	(.12)
Dividends from net realized
gain on investments	(.11)	(.07)	(.05)	—
Total Distributions	(.40)	(.33)	(.33)	(.12)
Net asset value, end of period	14.87	14.52	13.91	12.99
Total Return (%)	5.19	6.89	9.61	4.91	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.68	.84	1.06	2.76	[e]
Ratio of net expenses
to average net assets[d]	.31	.71	.73	.71	[e]
Ratio of net investment income
to average net assets[d]	1.99	1.64	1.79	1.84	[e]
Portfolio Turnover Rate	37.15	25.89	20.04	36.82	[c]
Net Assets, end of period ($ x 1,000)	28,116	20,810	16,877	7,432

a From October 1, 2009 (commencement of operations) to August 31, 2010.
b Based on average shares outstanding at each month end.
c Not annualized.
d Amounts do not include the activity of the underlying funds.
e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

14

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	28,168,581	—	—	28,168,581

At August 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2013 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund,
Investor Shares	1,074,982		424,451	95,341	(479)
Dreyfus BASIC S&P
500 Stock
Index Fund	607,266		131,185	789,200	53,053
Dreyfus Bond Market
Index Fund,
BASIC Shares	4,593,092		1,729,786	372,095	(8,853)
Dreyfus Disciplined
Stock Fund	—		884,045	39,337	132

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. I	1,211,563		530,238	113,501	(3,523)
Dreyfus Emerging
Markets Fund, Cl. I	388,496		365,713	85,315	(5,469)
Dreyfus Global
Absolute
Return Fund, Cl. I	260,261		23,697	276,108	(1,890)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	146,471		514,712	12,485	(219)
Dreyfus High Yield
Fund, Cl. I	1,283,573		578,979	113,501	(1,619)
Dreyfus Intermediate
Term Income
Fund, Cl. I	—		5,902,259	195,958	(5,017)
Dreyfus International
Bond Fund, Cl. I	1,225,507		529,454	113,501	(3,683)
Dreyfus International
Equity Fund, Cl. I	166,098		76,752	17,025	(363)
Dreyfus International
Stock Index Fund	271,302		128,241	28,375	(925)
Dreyfus International
Value Fund, Cl. I	143,041		75,977	17,025	(733)
Dreyfus MidCap
Core Fund, Cl. I	328,211		153,639	514,566	66,822
Dreyfus MidCap
Index Fund	—		146,942	8,002	(6)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	328,394		121,196	28,375	(308)
Dreyfus Research
Growth Fund, Cl. Z	1,487,868		525,520	575,499	32,778
Dreyfus Short-
Intermediate
Government Fund	—		212,956	11,855	(51)
Dreyfus Small Cap
Stock Index Fund	341,799		135,385	28,375	49
Dreyfus Strategic
Value Fund, Cl. I	878,512		359,223	81,721	282
Dreyfus Structured
Midcap Fund Cl. I	—		516,858	6,087	(66)
Dreyfus Total Return
Advantage
Fund, Cl. I	4,352,802		1,480,737	5,510,898	(178,669)

16

Affiliated
Investment	Value				Net Realized
Company	8/31/2012 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus U.S. Equity
Fund, Cl. I	890,485	335,265		77,181	149
Dreyfus/Newton
International
Equity Fund, Cl. I	284,173	124,596		28,375	(532)
Dreyfus/The Boston
Company Small/
Mid Cap Growth
Fund, Cl. I	357,052	148,399		28,376	(138)
International Stock
Fund, Cl. I	237,048	100,243		22,701	(216)
TOTAL	20,857,996	16,256,448		9,190,778	(59,494)

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2013	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund,
Investor Shares	73,142	1,476,755		5.3	22,209
Dreyfus BASIC
S&P 500 Stock
Index Fund	(2,304)	—		—	7,096
Dreyfus Bond
Market Index
Fund, BASIC Shares	(309,062)	5,632,868		20.0	159,928
Dreyfus Disciplined
Stock Fund	55,740	900,580		3.2	3,007
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(121,507)	1,503,270		5.3	51,380
Dreyfus Emerging
Markets Fund, Cl. I	(37,240)	626,185		2.2	5,771
Dreyfus Global
Absolute Return
Fund, Cl. I	(5,960)	—		—	—
Dreyfus Global
Real Estate
Securities Fund, Cl. I	(14,362)	634,117		2.3	9,119
Dreyfus High
Yield Fund, Cl. I	9,419	1,756,851		6.3	100,121
Dreyfus Intermediate
Term Income
Fund, Cl. I	(258,383)	5,442,901		19.4	45,690

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2013	($)	Assets (%)	Distributions ($)
Dreyfus International
Bond Fund, Cl. I	(66,439)	1,571,338		5.6	50,596
Dreyfus International
Equity Fund, Cl. I	35,614	261,076.9			4,924
Dreyfus
International
Stock Index Fund	46,310	416,553		1.5	8,527
Dreyfus International
Value Fund, Cl. I	30,637	231,897.8			4,148
Dreyfus MidCap
Core Fund, Cl. I	(34,106)	—		—	58,505
Dreyfus MidCap
Index Fund	14,057	152,991.5			5,148
Dreyfus Opportunistic
Midcap Value Fund, Cl. I 108,243		529,150		1.9	1,481
Dreyfus Research
Growth Fund, Cl. Z	234,626	1,705,293		6.1	8,353
Dreyfus Short-
Intermediate
Government Fund	(2,093)	198,957.7			885
Dreyfus Small Cap
Stock Index Fund	85,243	534,101		1.9	15,671
Dreyfus Strategic
Value Fund, Cl. I	271,636	1,427,932		5.1	14,445
Dreyfus Structured
Midcap Fund Cl. I	1,674	512,379		1.8	—
Dreyfus Total Return
Advantage Fund, Cl. I	(143,972)	—		—	351,587
Dreyfus U.S. Equity
Fund, Cl. I	185,087	1,333,805		4.7	9,641
Dreyfus/Newton
International
Equity Fund, Cl. I	50,471	430,333		1.5	4,882
Dreyfus/The Boston
Company Small/
Mid Cap Growth
Fund, Cl. I	75,601	552,538		2.0	28,685
International
Stock Fund, Cl. I	22,337	336,711		1.2	4,471
TOTAL	304,409	28,168,581		100.2	976,270

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid

18

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $345,747, undistributed capital gains $194,063 and unrealized appreciation $1,339,909.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2013 and August 31, 2012 were as follows: ordinary income $441,713 and $369,837, and long-term capital gains $162,059 and $54,423, respectively.

During the period ended August 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $72,572 and decreased accumulated net realized gain (loss) on invest-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

ments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager had agreed, from September 1, 2012 through October 31, 2012, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.40% of the value of the fund’s average daily net assets.Thereafter, the Manager has contractually agreed, from November 1, 2012 through January 1, 2014, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (exclusive of certain expenses as described above) do not exceed .93% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $81,013 during the period ended August 31, 2013.

20

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2013, the fund was charged $62,001 pursuant to the Shareholder Services Plan of which $8,554 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $8,684 for transfer agency services and $620 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $75.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2013, the fund was charged $2,554 pursuant to the custody agreement.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $321 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended August 31, 2013, the fund was charged $8,973 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $5,978, custodian fees $1,227, Chief Compliance Officer fees $6,172 and transfer agency fees $3,192, which are offset against an expense reimbursement currently in effect in the amount of $8,793.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2013, amounted to $16,256,448 and $9,190,778, respectively.

At August 31, 2013, the cost of investments for federal income tax purposes was $26,828,672; accordingly, accumulated net unrealized appreciation on investments was $1,339,909, consisting of $2,016,548 gross unrealized appreciation and $676,639 gross unrealized depreciation.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Conservative Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Conservative Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period the ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Conservative Allocation Fund at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2013

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 91.37% of the ordinary dividends paid during the fiscal year ended August 31, 2013 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $441,713 represents the maximum amount that may be considered qualified dividend income.The fund also hereby reports $.0004 per share as a short-term capital gain distribution and $.1057 per share as a long-term capital gain distribution paid on December 31, 2012. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns.

24

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

26

The Fund 27

OFFICERS OF THE FUND (Unaudited)

28

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Dreyfus

Growth Allocation Fund

ANNUAL REPORT August 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Growth Allocation Fund, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities fared quite well over the past year, weathering periodic bouts of volatility after setting new record highs in the spring for many broad measures of stock market performance. Low interest rates, muted inflationary pressures, and a strong U.S. dollar helped fuel the market’s gains, as did a declining unemployment rate, rebounding housing markets, and increased production of domestic oil and natural gas.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate.We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion, particularly in interest rate-sensitive industry groups. For information on how these developments may affect your investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
September 16, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through August 31, 2013, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the 12-month period ended August 31, 2013, Dreyfus Growth Allocation Fund produced a total return of 11.64%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 18.70% for the same period. The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays U.S.Aggregate Bond Index, and this blended index returned 14.47% for the same period.2

U.S. stocks rallied over much of the reporting period, and bonds generally lost a degree of value as investors responded to improving economic data.The fund underperformed its blended benchmark, mainly due to shortfalls in Dreyfus Appreciation Fund and Dreyfus International Stock Fund.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Equity Market’s Gains

The reporting period began near the outset of a sustained rally among stocks and higher yielding bonds as investors responded positively to improved U.S. employment and housing market data. In addition, investors were encouraged by an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”), including the launch of a new round of quantitative easing. Improving conditions in overseas markets also contributed to greater investor optimism.

Economic data remained favorable, and stocks generally continued to rally, through the spring of 2013. By mid-May, several broad measures of stock market performance reached new record highs. In late May, remarks by Fed chairman Ben Bernanke were interpreted as a signal that U.S. monetary policymakers were likely to back away from their quantitative easing program sooner than expected. Consequently, most financial markets encountered heightened volatility in June, erasing some of the stock market’s previous gains and causing bonds to lose value. Financial markets generally stabilized in July and August when investors returned their focus to company and market fundamentals.

Fund Participated Substantially in Market’s Gains

Although the fund participated significantly in the blended benchmark’s gains, relative performance was constrained by Dreyfus Appreciation Fund, where a high-quality bias and disappointing security selections in the energy sector hurt results. Dreyfus International Stock Fund also lagged market averages, due mainly to shortfalls in China and underweighted exposure to Europe. A mildly overweighted position and poor stock selections in the emerging markets also hurt relative performance.

The fund achieved better results from its emphasis on stocks over bonds throughout the reporting period. Positions in small- and mid-cap stocks were particularly helpful. The fund received especially positive contributions from Dreyfus Opportunistic MidcapValue Fund, which achieved above-average results in the financials sector, and Dreyfus StrategicValue Fund, which was bolstered by successful security selections in the financials and energy sectors.

Within the fund’s bond component, relatively strong results from Dreyfus Intermediate-Term Income Fund were largely offset by the underperformance of Dreyfus Bond Market Index Fund.

4

The Dreyfus Investment Committee made three tactical changes to the fund’s investment allocations during the reporting period. In December, we shifted assets from Dreyfus Global Absolute Return Fund into Dreyfus Short-Intermediate Government Bond and Dreyfus Mid-Cap Index Fund.This move generally contributed positively to relative performance. In February, we shifted assets from an S&P 500 Index Fund to Dreyfus Disciplined Stock Fund, believing that active management should provide higher returns. In June, we reduced the fund’s position in Dreyfus Research Growth Fund and added to Global REITS, reflecting an improved outlook for housing markets.

Maintaining a Constructive Posture

Europe’s financial troubles have eased, and the U.S. economy has continued to grow. These developments generally portend well for stocks, reinforcing our confidence in the fund’s current bias toward equities. At the same time, we are aware of recently increased stock valuations and geopolitical risks in various regions of the world.We are carefully watching these and other developments in domestic and global markets, and we stand prepared to adjust the fund’s holdings as warranted.

September 16, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment
Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Growth Allocation Fund with the Standard & Poor’s 500 Composite Stock Price Index and the Customized Blended Index

Average Annual Total Returns as of 8/31/13
	Inception			From
	Date	1	Year	Inception
Fund	10/1/09	11.64%		9.07%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	18.70%		14.13	%††
Customized Blended Index	9/30/09	14.47%		12.19	%††

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Growth Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price
Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 80%, and the Barclays U.S.Aggregate Bond Index (the “Barclays Index”), 20%.
The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

††For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013

Expenses paid per $1,000†	$1.39
Ending value (after expenses)	$1,035.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

Expenses paid per $1,000†	$1.38
Ending value (after expenses)	$1,023.84

† Expenses are equal to the fund’s annualized expense ratio of .27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

August 31, 2013

Registered Investment Companies—100.4%		Shares		Value ($)
Dreyfus Appreciation Fund, Investor Shares		38,208	[a]	1,801,490
Dreyfus Bond Market Index Fund, BASIC Shares		81,117	[a]	850,922
Dreyfus Disciplined Stock Fund		29,080	[a]	1,075,943
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I		26,503	[a]	358,581
Dreyfus Emerging Markets Fund, Cl. I		146,552	[a]	1,311,640
Dreyfus Global Real Estate Securities Fund, Cl. I		150,974	[a]	1,200,243
Dreyfus High Yield Fund, Cl. I		63,615	[a]	418,589
Dreyfus Intermediate Term Income Fund, Cl. I		96,167	[a]	1,298,245
Dreyfus International Bond Fund, Cl. I		22,898	[a]	375,073
Dreyfus International Equity Fund, Cl. I		11,934	[a]	375,554
Dreyfus International Stock Index Fund		38,198	[a]	591,312
Dreyfus International Value Fund, Cl. I		27,935	[a]	321,527
Dreyfus MidCap Index Fund		22,516	[a]	760,140
Dreyfus Opportunistic Midcap Value Fund, Cl. I		19,205	[a]	732,104
Dreyfus Research Growth Fund, Cl. Z		192,400	[a]	2,320,350
Dreyfus Short-Intermediate Government Fund		94,744	[a]	992,915
Dreyfus Small Cap Stock Index Fund		23,852	[a]	631,831
Dreyfus Strategic Value Fund, Cl. I		44,080	[a]	1,646,828
Dreyfus Structured Midcap Fund, Cl. I		22,628	[a]	608,682
Dreyfus U.S. Equity Fund, Cl. I		88,531	[a]	1,583,820
Dreyfus/Newton International Equity Fund, Cl. I		32,125	[a]	608,129
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I		36,259	[a]	655,572
International Stock Fund, Cl. I		32,479	[a]	479,715

Total Investments (cost $18,611,695)		100.4%		20,999,205
Liabilities, Less Cash and Receivables		(.4%)		(87,548)
Net Assets		100.0%		20,911,657

a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Mutual Funds: Domestic	73.5	Mutual Funds: Foreign		26.9
				100.4
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2013

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of
Investments—Note 1(c)	18,611,695	20,999,205
Cash		3,218
Prepaid expenses		3,531
		21,005,954
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		9,072
Payable for shares of Common Stock redeemed		37,837
Accrued expenses		47,388
		94,297
Net Assets ($)		20,911,657
Composition of Net Assets ($):
Paid-in capital		18,464,604
Accumulated undistributed investment income—net		76,518
Accumulated net realized gain (loss) on investments		(16,975)
Accumulated net unrealized appreciation
(depreciation) on investments		2,387,510
Net Assets ($)		20,911,657
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,277,426
Net Asset Value, offering and redemption price per share ($)		16.37

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Year Ended August 31, 2013

Investment Income ($):
Income:
Cash dividends from affiliated issuers	288,181
Expenses:
Shareholder servicing costs—Note 3(b)	56,850
Professional fees	42,175
Registration fees	18,078
Prospectus and shareholders’ reports	8,225
Custodian fees—Note 3(b)	1,979
Directors’ fees and expenses—Note 3(c)	1,249
Loan commitment fees—Note 2	178
Miscellaneous	16,955
Total Expenses	145,689
Less—reduction in expenses due to undertaking—Note 3(a)	(77,356)
Less—waiver of shareholder servicing fees—Note 3(b)	(12,739)
Less—reduction in fees due to earnings credits—Note 3(b)	(68)
Net Expenses	55,526
Investment Income—Net	232,655
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	24,135
Capital gain distributions from affiliated issuers	196,600
Net Realized Gain (Loss)	220,735
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,384,829
Net Realized and Unrealized Gain (Loss) on Investments	1,605,564
Net Increase in Net Assets Resulting from Operations	1,838,219

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2013	2012
Operations ($):
Investment income—net	232,655	110,494
Net realized gain (loss) on
investments in affiliated issuers	220,735	144,912
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,384,829	848,662
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,838,219	1,104,068
Dividends to Shareholders from ($):
Investment income—net	(200,070)	(162,231)
Net realized gain on investments	(239,050)	(92,381)
Total Dividends	(439,120)	(254,612)
Capital Stock Transactions ($):
Net proceeds from shares sold	5,567,055	3,983,446
Dividends reinvested	426,370	241,740
Cost of shares redeemed	(1,513,581)	(2,198,040)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	4,479,844	2,027,146
Total Increase (Decrease) in Net Assets	5,878,943	2,876,602
Net Assets ($):
Beginning of Period	15,032,714	12,156,112
End of Period	20,911,657	15,032,714
Undistributed investment income—net	76,518	5,158
Capital Share Transactions (Shares):
Shares sold	348,110	275,802
Shares issued for dividends reinvested	27,995	17,443
Shares redeemed	(95,434)	(151,664)
Net Increase (Decrease) in Shares Outstanding	280,671	141,581

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	15.08	14.21	12.78	12.50
Investment Operations:
Investment income—net[b]	.21	.12	.10	.10
Net realized and unrealized
gain (loss) on investments	1.52	1.03	1.51	.31
Total from Investment Operations	1.73	1.15	1.61	.41
Distributions:
Dividends from investment income—net	(.20)	(.18)	(.11)	(.13)
Dividends from net realized
gain on investments	(.24)	(.10)	(.07)	—
Total Distributions	(.44)	(.28)	(.18)	(.13)
Net asset value, end of period	16.37	15.08	14.21	12.78
Total Return (%)	11.64	8.29	12.56	3.26	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.81	1.01	1.26	3.33	[e]
Ratio of net expenses to average net assets[d]	.31	.58	.63	.57	[e]
Ratio of net investment income
to average net assets[d]	1.30	.82	.65	.85	[e]
Portfolio Turnover Rate	39.25	30.83	21.83	45.65	[c]
Net Assets, end of period ($ x 1,000)	20,912	15,033	12,156	5,301

a From October 1, 2009 (commencement of initial offering) to August 31, 2010.
b Based on average shares outstanding at each month end.
c Not annualized.
d Amounts do not include the activity of the underlying funds.
e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

14

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	20,999,205	—	—	20,999,205

At August 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2013 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund,
Investor Shares	1,346,928		597,025	230,341	(569)
Dreyfus BASIC
S&P 500 Stock
Index Fund	739,407		130,151	928,713	61,949
Dreyfus Bond Market
Index Fund,
BASIC Shares	698,125		318,317	119,009	(4,200)
Dreyfus Disciplined
Stock Fund	—		1,123,405	113,905	1,440

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	294,503		147,714	54,843	(5,131)
Dreyfus
Emerging Markets
Fund, Cl. I	1,023,082		594,481	234,728	(57,105)
Dreyfus Global
Absolute Return
Fund, Cl. I	1,324,893		53,920	1,339,168	(8,458)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	747,586		599,594	126,687	(6,531)
Dreyfus High Yield
Fund, Cl. I	311,822		159,326	54,843	(1,505)
Dreyfus Intermediate
Term Income
Fund, Cl. I	—		1,511,182	152,180	(7,139)
Dreyfus International
Bond Fund, Cl. I	297,920		147,607	54,843	(2,224)
Dreyfus International
Equity Fund, Cl. I	244,962		129,067	49,359	(871)
Dreyfus International
Stock Index Fund	393,511		215,414	82,265	(2,692)
Dreyfus International
Value Fund, Cl. I	202,098		127,720	49,359	(2,260)
Dreyfus MidCap
Core Fund, Cl. I	398,294		149,652	586,481	79,950
Dreyfus MidCap
Index Fund	—		782,098	91,468	987
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	478,154		171,777	68,554	950
Dreyfus Research
Growth Fund, Cl. Z	1,789,094		742,877	537,602	9,849
Dreyfus
Short-Intermediate
Government Fund	—		1,140,646	137,325	(1,074)
Dreyfus Small Cap
Stock Index Fund	413,193		187,784	68,554	1,825
Dreyfus Strategic
Value Fund, Cl. I	1,030,144		504,968	197,435	6,204
Dreyfus Structured
Midcap Fund, Cl. I	—		659,856	53,725	(2,402)
Dreyfus Total
Return Advantage
Fund, Cl. I	1,058,061		289,041	1,272,265	(39,409)

16

Affiliated
Investment	Value				Net Realized
Company	8/31/2012 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus U.S.
Equity Fund, Cl. I	1,079,775	472,774		186,466	3,737
Dreyfus/Newton
International
Equity Fund, Cl. I	409,583	210,280		82,265	(736)
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	432,621	203,142		68,554	1,430
International
Stock Fund, Cl. I	344,321	169,095		65,812	(1,880)
TOTAL	15,058,077	11,538,913		7,006,749	24,135

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2013	($)	Assets (%)	Distributions ($)
Dreyfus Appreciation
Fund, Investor Shares	88,447	1,801,490		8.6	26,778
Dreyfus BASIC
S&P 500 Stock
Index Fund	(2,794)	—		—	8,316
Dreyfus Bond Market
Index Fund,
BASIC Shares	(42,311)	850,922		4.1	23,537
Dreyfus Disciplined
Stock Fund	65,003	1,075,943		5.2	3,607
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(23,662)	358,581		1.7	11,941
Dreyfus Emerging
Markets Fund, Cl. I	(14,090)	1,311,640		6.3	13,373
Dreyfus Global
Absolute Return
Fund, Cl. I	(31,187)	—		—	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	(13,719)	1,200,243		5.7	44,508
Dreyfus High Yield
Fund, Cl. I	3,789	418,589		2.0	23,554
Dreyfus Intermediate
Term Income
Fund, Cl. I	(53,618)	1,298,245		6.2	11,905

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2013	($)	Assets (%)	Distributions ($)
Dreyfus International
Bond Fund, Cl. I	(13,387)	375,073		1.8	11,835
Dreyfus International
Equity Fund, Cl. I	51,755	375,554		1.8	6,872
Dreyfus International
Stock Index Fund	67,344	591,312		2.8	11,755
Dreyfus International
Value Fund, Cl. I	43,328	321,527		1.5	5,524
Dreyfus MidCap Core
Fund, Cl. I	(41,415)	—		—	68,138
Dreyfus MidCap
Index Fund	68,523	760,140		3.6	24,781
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	149,777	732,104		3.5	2,061
Dreyfus Research
Growth Fund, Cl. Z	316,132	2,320,350		11.1	9,703
Dreyfus
Short-Intermediate
Government Fund	(9,332)	992,915		4.8	3,176
Dreyfus Small Cap
Stock Index Fund	97,583	631,831		3.0	18,068
Dreyfus Strategic
Value Fund, Cl. I	302,947	1,646,828		7.9	16,186
Dreyfus Structured
Midcap Fund, Cl. I	4,953	608,682		2.9	—
Dreyfus Total Return
Advantage Fund, Cl. I	(35,428)	—		—	81,802
Dreyfus U.S. Equity
Fund, Cl. I	214,000	1,583,820		7.6	11,146
Dreyfus/Newton
International
Equity Fund, Cl. I	71,267	608,129		2.9	6,621
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. I	86,933	655,572		3.1	33,426
International Stock
Fund, Cl. I	33,991	479,715		2.3	6,168
TOTAL	1,384,829	20,999,205		100.4	484,781

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid

18

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $177,279, undistributed capital gains $167,184 and unrealized appreciation $2,102,590.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2013 and August 31, 2012 were as follows: ordinary income $200,070 and $196,660, and long-term capital gains $239,050 and $57,952, respectively.

During the period ended August 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

income-net by $38,775 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager.All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager had agreed, from September 1, 2012 through October 31, 2012, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.50% of the value of the fund’s average daily net assets.Thereafter, the Manager has contractually agreed, from November 1, 2012 through January 1, 2014, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (exclusive of certain expenses as described

20

above) do not exceed 1.17% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $77,356 during the period ended August 31, 2013.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2013, the fund was charged $44,701 pursuant to the Shareholder Services Plan of which $12,739 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $10,428 for transfer agency services and $553 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $66.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2013, the fund was charged $1,979 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $289 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended August 31, 2013, the fund was charged $8,973 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $4,523, custodian fees $1,003, Chief Compliance Officer fees $6,172 and transfer agency fees $2,430, which are offset against an expense reimbursement currently in effect in the amount of $5,056.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2013, amounted to $11,538,913 and $7,006,749, respectively.

At August 31, 2013, the cost of investments for federal income tax purposes was $18,896,615; accordingly, accumulated net unrealized appreciation on investments was $2,102,590, consisting of $2,570,355 gross unrealized appreciation and $467,765 gross unrealized depreciation.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Growth Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Growth Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Growth Allocation Fund at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2013

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 77.38% of the ordinary dividends paid during the fiscal year ended August 31, 2013 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $200,070 represents the maximum amount that may be considered qualified dividend income.The fund also hereby reports $.2355 per share as a long-term capital gain distribution paid on December 31, 2012. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns.

24

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

26

TheFund 27

OFFICERS OF THE FUND (Unaudited)

28

The Fund 29

For More Information

Ticker Symbol: SGALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Dreyfus

Moderate Allocation Fund

ANNUAL REPORT August 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Moderate Allocation Fund, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities fared quite well over the past year, weathering periodic bouts of volatility after setting new record highs in the spring for many broad measures of stock market performance. Low interest rates, muted inflationary pressures, and a strong U.S. dollar helped fuel the market’s gains, as did a declining unemployment rate, rebounding housing markets, and increased production of domestic oil and natural gas.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate.We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion, particularly in interest rate-sensitive industry groups. For information on how these developments may affect your investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
September 16, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through August 31, 2013, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the 12-month period ended August 31, 2013, Dreyfus Moderate Allocation Fund produced a total return of 8.16%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 18.70% for the same period. The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays U.S.Aggregate Bond Index, and this blended index returned 10.23% for the same period.2

U.S. stocks rallied over much of the reporting period and bonds generally lost a degree of value as investors responded to improving economic data.The fund underperformed its blended benchmark, mainly due to shortfalls in Dreyfus Appreciation Fund and Dreyfus International Stock Fund.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Equity Market’s Gains

The reporting period began near the outset of a sustained rally among stocks and higher yielding bonds as investors responded positively to improved U.S. employment and housing market data. In addition, investors were encouraged by an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”), including the launch of a new round of quantitative easing. Improving conditions in overseas markets also contributed to greater investor optimism.

Economic data remained favorable, and stocks generally continued to rally, through the spring of 2013. Consequently, by mid-May several broad measures of stock market performance reached new record highs. In late May, remarks by Fed chairman Ben Bernanke were interpreted as a signal that U.S. monetary policymakers were likely to back away from their quantitative easing program sooner than expected. Consequently, most financial markets encountered heightened volatility in June, erasing some of the stock market’s previous gains and causing bonds to lose value. Financial markets generally stabilized in July and August when investors returned their focus to company and market fundamentals.

Fund Participated Substantially in Market’s Gains

Although the fund participated significantly in the blended benchmark’s gains, relative performance was constrained by Dreyfus Appreciation Fund, where a high-quality bias and disappointing security selections in the energy sector hurt results. Dreyfus International Stock Fund also lagged market averages, due mainly to shortfalls in China and underweighted exposure to Europe. A mildly overweighted position and poor stock selections in the emerging markets also hurt relative performance.

The fund achieved better results from its modest emphasis on stocks over bonds throughout the reporting period. Positions in small- and mid-cap stocks were particularly helpful. The fund received especially positive contributions from Dreyfus Opportunistic MidcapValue Fund, which achieved above-average results in the financials sector, and Dreyfus StrategicValue Fund, which was bolstered by successful security selections in the financials and energy sectors.

Within the fund’s bond component, relatively strong results from Dreyfus Intermediate-Term Income Fund were largely offset by the underperformance of Dreyfus Bond Market Index Fund.

The Dreyfus Investment Committee made three tactical changes to the fund’s investment allocations during the reporting period. In December, we shifted assets from Dreyfus Global Absolute Return Fund into Dreyfus Short-Intermediate Government Bond and Dreyfus Mid-Cap Index Fund.This move generally contributed positively to relative performance. In February, we shifted assets from an S&P 500 Index Fund to Dreyfus Disciplined Stock Fund, believing that active management should provide higher returns. In June, we reduced the fund’s position in Dreyfus Research Growth and added to Global REITS, reflecting an improved outlook for housing markets.

Maintaining a Constructive Posture

Europe’s financial troubles have eased, and the U.S. economy has continued to grow. These developments generally portend well for stocks, reinforcing our confidence in the fund’s current bias toward equities. At the same time, we are aware of recently increased stock valuations and geopolitical risks in various regions of the world.We are carefully watching these and other developments in domestic and global markets, and we stand prepared to adjust the fund’s holdings as warranted.

September 16, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment
Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Moderate Allocation Fund with the Standard & Poor’s 500 Composite Stock Price Index and the Customized Blended Index

Average Annual Total Returns as of 8/31/13
	Inception			From
	Date	1	Year	Inception
Fund	10/1/09	8.16%		7.94%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	18.70%		14.13	%††
Customized Blended Index	9/30/09	10.23%		10.20	%††

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Moderate Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price
Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 60%, and the Barclays U.S.Aggregate Bond Index (“Barclays Index”), 40%.The
Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.

† † For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013

Expenses paid per $1,000†	$1.22
Ending value (after expenses)	$1,018.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

Expenses paid per $1,000†	$1.22
Ending value (after expenses)	$1,024.00

† Expenses are equal to the fund's annualized expense ratio of .24% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

August 31, 2013

Registered Investment Companies—99.9%		Shares		Value ($)
Dreyfus Appreciation Fund, Investor Shares		85,867	[a]	4,048,643
Dreyfus Bond Market Index Fund, BASIC Shares		652,099	[a]	6,840,517
Dreyfus Disciplined Stock Fund		65,994	[a]	2,441,765
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I		150,861	[a]	2,041,149
Dreyfus Emerging Markets Fund, Cl. I		315,521	[a]	2,823,908
Dreyfus Global Real Estate Securities Fund, Cl. I		292,491	[a]	2,325,307
Dreyfus High Yield Fund, Cl. I		359,390	[a]	2,364,783
Dreyfus Intermediate Term Income Fund, Cl. I		548,675	[a]	7,407,111
Dreyfus International Bond Fund, Cl. I		130,456	[a]	2,136,877
Dreyfus International Equity Fund, Cl. I		25,875	[a]	814,276
Dreyfus International Stock Index Fund		83,251	[a]	1,288,721
Dreyfus International Value Fund, Cl. I		62,419	[a]	718,439
Dreyfus MidCap Index Fund		37,150	[a]	1,254,188
Dreyfus Opportunistic Midcap Value Fund, Cl. I		34,412	[a]	1,311,804
Dreyfus Research Growth Fund, Cl. Z		407,352	[a]	4,912,664
Dreyfus Short-Intermediate Government Fund		157,204	[a]	1,647,496
Dreyfus Small Cap Stock Index Fund		53,532	[a]	1,418,058
Dreyfus Strategic Value Fund, Cl. I		102,472	[a]	3,828,340
Dreyfus Structured Midcap Fund, Cl. I		50,853	[a]	1,367,955
Dreyfus U.S. Equity Fund, Cl. I		199,857	[a]	3,575,438
Dreyfus/Newton International Equity Fund, Cl. I		69,525	[a]	1,316,111
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I		81,014	[a]	1,464,730
International Stock Fund, Cl. I		69,698	[a]	1,029,434

Total Investments (cost $54,251,078)		99.9%		58,377,714
Cash and Receivables (Net)		.1%		37,407
Net Assets		100.0%		58,415,121
a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Mutual Funds: Domestic	75.1	Mutual Funds: Foreign		24.8
				99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(c)	54,251,078	58,377,714
Cash		102,711
Prepaid expenses		4,296
		58,484,721
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		16,321
Payable for shares of Common Stock redeemed		2,012
Accrued expenses		51,267
		69,600
Net Assets ($)		58,415,121
Composition of Net Assets ($):
Paid-in capital		53,742,680
Accumulated undistributed investment income—net		358,669
Accumulated net realized gain (loss) on investments		187,136
Accumulated net unrealized appreciation
(depreciation) on investments		4,126,636
Net Assets ($)		58,415,121
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		3,727,340
Net Asset Value, offering and redemption price per share ($)		15.67

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Year Ended August 31, 2013

Investment Income ($):
Income:
Cash dividends from affiliated issuers	950,230
Expenses:
Shareholder servicing costs—Note 3(b)	144,156
Professional fees	42,779
Registration fees	22,975
Prospectus and shareholders' reports	12,415
Directors' fees and expenses—Note 3(c)	4,047
Custodian fees—Note 3(b)	2,589
Loan commitment fees—Note 2	306
Miscellaneous	16,455
Total Expenses	245,722
Less—reduction in expenses due to undertaking—Note 3(a)	(81,143)
Less—waiver of shareholder servicing fees—Note 3(b)	(25,093)
Less—reduction in fees due to earnings credits—Note 3(b)	(127)
Net Expenses	139,359
Investment Income—Net	810,871
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(22,863)
Capital gain distributions from affiliated issuers	663,570
Net Realized Gain (Loss)	640,707
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,994,132
Net Realized and Unrealized Gain (Loss) on Investments	2,634,839
Net Increase in Net Assets Resulting from Operations	3,445,710

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2013	2012
Operations ($):
Investment income—net	810,871	402,992
Net realized gain (loss) on
investments in affiliated issuers	640,707	189,050
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,994,132	1,744,954
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,445,710	2,336,996
Dividends to Shareholders from ($):
Investment income—net	(710,162)	(461,135)
Net realized gain on investments	(371,011)	(193,285)
Total Dividends	(1,081,173)	(654,420)
Capital Stock Transactions ($):
Net proceeds from shares sold	25,769,874	10,597,642
Dividends reinvested	1,056,139	634,801
Cost of shares redeemed	(6,164,666)	(5,365,776)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	20,661,347	5,866,667
Total Increase (Decrease) in Net Assets	23,025,884	7,549,243
Net Assets ($):
Beginning of Period	35,389,237	27,839,994
End of Period	58,415,121	35,389,237
Undistributed investment income—net	358,669	134,331
Capital Share Transactions (Shares):
Shares sold	1,670,196	741,910
Shares issued for dividends reinvested	70,645	46,167
Shares redeemed	(397,016)	(375,691)
Net Increase (Decrease) in Shares Outstanding	1,343,825	412,386

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.85	14.12	12.93	12.50
Investment Operations:
Investment income—net[b]	.26	.18	.18	.14
Net realized and unrealized
gain (loss) on investments	.94	.86	1.25	.41
Total from Investment Operations	1.20	1.04	1.43	.55
Distributions:
Dividends from investment income—net	(.25)	(.22)	(.20)	(.12)
Dividends from net realized
gain on investments	(.13)	(.09)	(.04)	—
Total Distributions	(.38)	(.31)	(.24)	(.12)
Net asset value, end of period	15.67	14.85	14.12	12.93
Total Return (%)	8.16	7.57	11.02	4.43	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.51	.63	.74	1.96	[e]
Ratio of net expenses
to average net assets[d]	.29	.59	.63	.65	[e]
Ratio of net investment income
to average net assets[d]	1.68	1.27	1.25	1.27	[e]
Portfolio Turnover Rate	31.25	28.82	17.48	31.21	[c]
Net Assets, end of period ($ x 1,000)	58,415	35,389	27,840	11,200

a From October 1, 2009 (commencement of operations) to August 31, 2010.
b Based on average shares outstanding at each month end.
c Not annualized.
d Amounts do not include the activity of the underlying funds.
e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	58,377,714	—	—	58,377,714

At August 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2013 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund,
Investor Shares	2,513,432		1,481,189	129,387	(1,079)
Dreyfus BASIC S&P
500 Stock
Index Fund	1,392,358		471,456	1,991,431	132,881
Dreyfus Bond Market
Index Fund,
BASIC Shares	4,717,540		2,726,369	231,048	(6,734)
Dreyfus Disciplined
Stock Fund	—		2,339,119	41,430	(419)

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	1,378,085		913,863	77,017	(3,580)
Dreyfus Emerging
Markets Fund, Cl. I	1,716,411		1,414,036	125,921	(19,959)
Dreyfus Global
Absolute
Return Fund, Cl. I	1,785,072		415,575	2,144,772	(15,155)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	999,462		1,428,871	50,831	(1,896)
Dreyfus High Yield
Fund, Cl. I	1,460,676		975,378	77,016	(1,567)
Dreyfus Intermediate
Term Income
Fund, Cl. I	—		7,863,247	109,403	(4,518)
Dreyfus International
Bond Fund, Cl. I	1,397,448		913,367	77,016	(3,120)
Dreyfus International
Equity Fund, Cl. I	437,602		300,858	25,993	(738)
Dreyfus International
Stock Index Fund	700,429		502,072	43,321	(1,633)
Dreyfus International
Value Fund, Cl. I	360,545		298,180	25,993	(1,327)
Dreyfus MidCap
Core Fund, Cl. I	748,317		470,455	1,297,431	153,779
Dreyfus MidCap
Index Fund	—		1,179,047	34,283	(514)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	671,677		427,326	38,507	(447)
Dreyfus Research
Growth Fund, Cl. Z	3,337,757		1,852,360	965,955	23,451
Dreyfus Short-
Intermediate
Government Fund	—		1,716,303	51,581	(235)
Dreyfus Small Cap
Stock Index Fund	775,955		463,796	38,509	(257)
Dreyfus Strategic
Value Fund, Cl. I	1,993,138		1,257,849	110,903	(614)
Dreyfus Structured
Midcap Fund Cl. I	—		1,377,032	13,163	(211)
Dreyfus Total Return
Advantage Fund, Cl. I	4,959,878		2,500,194	7,043,533	(265,976)
Dreyfus U.S. Equity
Fund, Cl. I	2,029,670		1,177,712	104,742	(693)

Affiliated
Investment	Value				Net Realized
Company	8/31/2012 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus/Newton
International
Equity Fund, Cl. I	728,765	491,028		43,322	(985)
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. I	812,170	495,878		38,508	(657)
International Stock
Fund, Cl. I	608,632	394,539		34,657	(660)
TOTAL	35,525,019	35,847,099 14,965,673			(22,863)

† Includes reinvested dividends/distributions.

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2013	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund,
Investor Shares	184,488	4,048,643		6.9	57,034
Dreyfus BASIC S&P
500 Stock Index Fund	(5,264)	—		—	18,198
Dreyfus Bond
Market Index Fund,
BASIC Shares	(365,610)	6,840,517		11.7	183,235
Dreyfus Disciplined
Stock Fund	144,495	2,441,765		4.2	8,089
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(170,202)	2,041,149		3.5	66,152
Dreyfus Emerging
Markets Fund, Cl. I	(160,659)	2,823,908		4.8	28,027
Dreyfus Global Absolute
Return Fund, Cl. I	(40,720)	—		—	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	(50,299)	2,325,307		4.0	69,781
Dreyfus High Yield
Fund, Cl. I	7,312	2,364,783		4.0	127,666
Dreyfus Intermediate
Term Income
Fund, Cl. I	(342,215)	7,407,111		12.7	60,701
Dreyfus International
Bond Fund, Cl. I	(93,802)	2,136,877		3.7	65,657
Dreyfus International
Equity Fund, Cl. I	102,547	814,276		1.4	14,755

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2013	($)	Assets (%)	Distributions ($)
Dreyfus International
Stock Index Fund	131,174	1,288,721		2.2	25,234
Dreyfus International
Value Fund, Cl. I	87,034	718,439		1.2	12,077
Dreyfus MidCap
Core Fund, Cl. I	(75,120)	—		—	151,536
Dreyfus MidCap
Index Fund	109,938	1,254,188		2.1	40,462
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	251,755	1,311,804		2.3	3,471
Dreyfus Research
Growth Fund, Cl. Z	665,051	4,912,664		8.4	21,303
Dreyfus Short-
Intermediate
Government Fund	(16,991)	1,647,496		2.8	7,090
Dreyfus Small Cap
Stock Index Fund	217,073	1,418,058		2.4	39,940
Dreyfus Strategic
Value Fund, Cl. I	688,870	3,828,340		6.6	37,144
Dreyfus Structured
Midcap Fund Cl. I	4,297	1,367,955		2.3	—
Dreyfus Total Return
Advantage
Fund, Cl. I	(150,563)	—		—	452,141
Dreyfus U.S. Equity
Fund, Cl. I	473,491	3,575,438		6.1	24,825
Dreyfus/Newton
International
Equity Fund, Cl. I	140,625	1,316,111		2.3	14,191
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. I	195,847	1,464,730		2.5	72,022
International Stock
Fund, Cl. I	61,580	1,029,434		1.8	13,069
TOTAL	1,994,132	58,377,714		99.9	1,613,800

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2013, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $498,881, undistributed capital gains $380,505 and unrealized appreciation $3,793,055.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2013 and August 31, 2012 were as follows: ordinary income $711,611 and $543,406, and long-term capital gains $369,562 and $111,014, respectively.

During the period ended August 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

$123,629 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager had agreed, from September 1, 2012 through October 31, 2012, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.45% of the value of the fund’s average daily net assets.Thereafter, the Manager has contractually agreed, from November 1, 2012 through January 1, 2014, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (exclusive of certain expenses as described above) do not exceed

1.05% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $81,143 during the period ended August 31, 2013.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2013, the fund was charged $120,689 pursuant to the Shareholder Services Plan of which $25,093 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $14,446 for transfer agency services and $1,031 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $124.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2013, the fund was charged $2,589 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $529 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

During the period ended August 31, 2013, the fund was charged $8,973 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $12,424, custodian fees $1,040, Chief Compliance Officer fees $6,172 and transfer agency fees $5,604, which are offset against an expense reimbursement currently in effect in the amount of $8,919.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2013, amounted to $35,847,099 and $14,965,673, respectively.

At August 31, 2013, the cost of investments for federal income tax purposes was $54,584,659; accordingly, accumulated net unrealized appreciation on investments was $3,793,055, consisting of $5,083,743 gross unrealized appreciation and $1,290,688 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Moderate Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Moderate Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period the ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Moderate Allocation Fund at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2013

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 90.37% of the ordinary dividends paid during the fiscal year ended August 31, 2013 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $711,611 represents the maximum amount that may be considered qualified dividend income.The fund also hereby reports $.0005 per share as a short-term capital gain distribution and $.1276 per share as a long-term capital gain distribution paid on December 31, 2012. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

The Fund 27

OFFICERS OF THE FUND (Unaudited)

The Fund 29

For More Information

Ticker Symbol: SMDAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $92,571 in 2012 and $94,782 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $      18,000 in 2012 and $18,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0            in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $9,747 in 2012 and $12,010 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $213  in 2012 and $247 in 2013. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $200,000 in 2012 and $0 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $42,473,667 in 2012 and $51,569,616 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and               Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.;

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)